Pensions and Postretirement Benefits (Effect of one-percentage-point change in the assumed health care cost trend rate) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
Effect on total of service and interest cost components, 1-percentage point increase	$ 0.0
Effect on total of service and interest cost components, 1-percentage point decrease	0.0
Effect on postretirement benefit obligation, 1-percentage point increase	0.7
Effect on postretirement benefit obligation, 1-percentage point decrease	$ (0.6)